Organization (Details)	Mar. 31, 2021 property	Dec. 31, 2020 property
Real Estate Properties [Line Items]
Number of real estate properties	278	283
Necessity Retail Partners
Real Estate Properties [Line Items]
Number of real estate properties	2	5
Grocery Retail Partners I
Real Estate Properties [Line Items]
Number of real estate properties	20	20